Client Name:
Client Project Name:	BRAVO 2026-NQM2
Start - End Dates:	6/15/2016 - 10/21/2025
Deal Loan Count:	413

Conditions Report 2.0

Loans in Report:	413
Loans with Conditions:	203

8 - Total Active Conditions
8 - Non-Material Conditions
2 - Credit Review Scope
1 - Category: Application
1 - Category: LTV/CLTV
6 - Property Valuations Review Scope
6 - Category: Property
278 - Total Satisfied Conditions

176 - Credit Review Scope
23 - Category: Application
5 - Category: Assets
9 - Category: Credit/Mtg History
21 - Category: DTI
17 - Category: Income/Employment
14 - Category: Insurance
34 - Category: Legal Documents
2 - Category: LTV/CLTV
1 - Category: Potential Misrepresentation
44 - Category: Terms/Guidelines
6 - Category: Title
41 - Property Valuations Review Scope
32 - Category: Appraisal
4 - Category: FEMA
4 - Category: Property
1 - Category: Value
61 - Compliance Review Scope
1 - Category: Ability to Repay/Qualified Mortgage
3 - Category: Compliance Manual
14 - Category: Documentation
1 - Category: Federal Higher-Priced
4 - Category: Finance Charge Tolerance
1 - Category: RESPA
1 - Category: Right of Rescission
2 - Category: XXX Home Equity
34 - Category: TILA/RESPA Integrated Disclosure
106 - Total Waived Conditions

98 - Credit Review Scope
2 - Category: Application
6 - Category: Assets
30 - Category: Credit/Mtg History
3 - Category: DTI
4 - Category: Income/Employment
1 - Category: Legal Documents
24 - Category: LTV/CLTV
28 - Category: Terms/Guidelines
6 - Property Valuations Review Scope
3 - Category: Appraisal
3 - Category: Property
2 - Compliance Review Scope
1 - Category: Ability to Repay/Qualified Mortgage
1 - Category: State Consumer Protection

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